Stock-based Compensation (Tables)	12 Months Ended
Aug. 02, 2015
Stock-based Compensation
Schedule Of Stock Option Activity [Table Text Block]
The following table summarizes stock option activity as of August 2, 2015:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
	(Options in thousands)		(In years)
Outstanding at August 3, 2014	408	$28.33
Granted	—	$—
Exercised	(331)	$27.98
Terminated	(3)	$26.36
Outstanding at August 2, 2015	74	$29.91	0.4	$1
Exercisable at August 2, 2015	74	$29.91	0.4	$1

Time-Lapse Restricted Stock Units, EPS Performance Restricted Stock Units And Strategic Performance Restricted Stock Units[Table Text Block]
The following table summarizes time-lapse restricted stock units, EPS performance restricted stock units, strategic performance restricted stock units and special performance restricted stock units as of August 2, 2015:

	Units	Weighted- Average Grant-Date Fair Value
	(Restricted stock units in thousands)
Nonvested at August 3, 2014	2,994	$37.69
Granted	1,183	$43.00
Vested	(1,303)	$35.89
Forfeited	(464)	$37.00
Nonvested at August 2, 2015	2,410	$41.40

TSR Performance Restricted Stock/Units [Member]
Stock-based Compensation
TSR Performance Restricted Stock Units [Table Text Block]
The following table summarizes TSR performance restricted stock units as of August 2, 2015:

	Units	Weighted- Average Grant-Date Fair Value
	(Restricted stock units in thousands)
Nonvested at August 3, 2014	861	$38.15
Granted	874	$43.39
Vested	—	$—
Forfeited	(156)	$41.23
Nonvested at August 2, 2015	1,579	$40.75

TSR Performance Restricted Stock Units, Assumptions [Table Text Block]
We estimated the fair value of TSR performance restricted stock units at the grant date using a Monte Carlo simulation. Assumptions used in the Monte Carlo simulation were as follows:

	2015	2014	2013
Risk-free interest rate	0.97%	0.60%	0.30%
Expected dividend yield	2.91%	2.98%	3.26%
Expected volatility	16.20%	15.76%	15.07%
Expected term	3 years	3 years	3 years